Shareholders’ Deficit	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Shareholders’ Deficit [Abstract]
Shareholders’ Deficit

Note 11 - Shareholders’ Deficit

The Company’s ordinary shares and warrants trade on the NASDAQ stock exchange under the symbol “GTI” and “GTIW”, respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the company’s authorized share capital is $50,000 divided into 479,000,000 Class A Ordinary Shares, 20,000,000 Class B Ordinary Shares, and 1,000,000 Preference Shares each of par value $0.0001 per share. As of March 31, 2024, we have issued & outstanding class A ordinary shares 146,741,306 shares, each with par value of $0.0001. All of the Graphjet Technology ordinary shares issued and outstanding at the consummation of the business combination have been fully paid. The holder of each share of ordinary shares is entitled to one vote.

Note 11 - Shareholders’ Deficit

The Company’s ordinary shares trade on the NASDAQ stock exchange under the symbol “GTI”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the company’s authorized share capital is $50,000 divided into 479,000,000 Class A Ordinary Shares, 20,000,000 Class B Ordinary Shares, and 1,000,000 Preference Shares each of par value $0.0001 per share. As of June 30, 2024, we have issued & outstanding class A ordinary shares 146,741,306 shares, each with par value of $0.0001. All of the Graphjet Technology ordinary shares issued and outstanding at the consummation of the business combination have been fully paid. The holder of each share of ordinary shares is entitled to one vote.